BUSINESS ACQUISITIONS (Alstyle Apparel Narrative) (Details) - Alstyle Apparel, LLC $ in Thousands	May 26, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 109,478